Other Liabilities, Provisions, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Summary of Other Current Financial Liabilities	Other Liabilities, Provisions, Contingencies and Commitments
26.1 Other current liabilities.

	December 31, 2025		December 31, 2024
Short-term employee benefits	Ps.	14,722	Ps.	14,228
Accrued expenses		14,991		16,517
Other		200		1,625
Total	Ps.	29,913	Ps.	32,370
26.2 Other current financial liabilities

	December 31, 2025		December 31, 2024
Sundry creditors (1)	Ps.	29,251	Ps.	23,370
Derivative financial instruments (see Note 21)		1,367		328
Other tax payable		13,419		13,380
Other		77		91
Total	Ps.	44,114	Ps.	37,169

(1)Includes dividends pending for payment. See Note 23.1.

Summary of Provisions and Other Non-Current Liabilities	26.3 Other non-current liabilities

	December 31, 2025		December 31, 2024
Tax payable	Ps.	1,382	Ps.	1,190
Debt with former shareholders		1,632		1,514
Other		495		695
Total	Ps.	3,509	Ps.	3,399

Summary of Other Financial Liabilities	26.4 Other non-current financial liabilities

	December 31, 2025		December 31, 2024
Derivative financial instruments (see Note 21)	Ps.	6,651	Ps.	4,625
Security deposits		2,331		2,134
Total	Ps.	8,982	Ps.	6,759

Summary of Provisions Recorded in the Statement of Financial Position	The following table presents the nature and amount of the provisions as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
Indirect taxes	Ps.	1,139	Ps.	1,277
Labor		1,357		1,445
Legal		826		1,153
Total (1)	Ps.	3,322	Ps.	3,875

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits, including those related to business acquisitions. See Note 14.1.

Summary of Changes in Provisions
26.6.1 Indirect taxes

	December 31, 2025		December 31, 2024		December 31, 2023
Balance at beginning of the period	Ps.	1,277	Ps.	1,649	Ps.	1,976
Penalties and other charges (see Note 20)		40		67		56
New provision for contingencies (see Note 20)		629		19		475
Cancellation and expiration (see Note 20)		(341)		(42)		(9)
Payments		(449)		(312)		(587)
Effects of changes in foreign exchange rates		(17)		(104)		(110)
Discontinued operations		—		—		(152)
Balance at end of the period	Ps.	1,139	Ps.	1,277	Ps.	1,649
26.6.2 Labor

	December 31, 2025		December 31, 2024		December 31, 2023
Balance at beginning of the period	Ps.	1,445	Ps.	1,570	Ps.	1,703
Penalties and other charges (see Note 20)		93		71		64
New provision for contingencies (see Note 20)		678		531		868
Cancellation and expiration (see Note 20)		(385)		(206)		(525)
Payments		(419)		(236)		(308)
Effects of changes in foreign exchange rates		(55)		(285)		(155)
Discontinued operations		—		—		(77)
Balance at end of the period	Ps.	1,357	Ps.	1,445	Ps.	1,570
26.6.3 Legal

	December 31, 2025		December 31, 2024		December 31, 2023
Balance at beginning of the period	Ps.	1,153	Ps.	1,104	Ps.	1,006
Penalties and other charges (see Note 20)		110		52		50
New provision for contingencies (see Note 20)		154		52		423
Cancellation and expiration (see Note 20)		(492)		(105)		(122)
Payments		(63)		(9)		(68)
Effects of changes in foreign exchange rates		(36)		59		(84)
Discontinued operations		—		—		(101)
Balance at end of the period	Ps.	826	Ps.	1,153	Ps.	1,104